Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2023
Registrant Name	dei_EntityRegistrantName	ProFunds
CIK	dei_EntityCentralIndexKey	0001039803
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 29, 2024
Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2024
Prospectus Date	rr_ProspectusDate	Nov. 30, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A